Earnings/ (Loss) per share - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Share, Basic [Abstract]
Issuance date of Series B preferred stock	August 2013
Issuance Date Of Series C preferred Stock	January 2014
Issuance Date Of Series D preferred Stock	May 2015
Preferred stock dividend rate series B	7.625%
Preferred stock dividend rate series C	8.50%
Preferred stock dividend rate series D	8.75%
Dividends paid and accrued during period	$ 7,313	$ 5,719